Stockholders’ (Deficit) Equity (Details) - USD ($)		6 Months Ended	12 Months Ended
	May 26, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 26, 2023
Stockholders’ (Deficit) Equity (Details) [Line Items]
Per share (in Dollars per share)		$ 0.0001	$ 0.0001
Authorized shares		510,000,000	510,000,000
Shares of preferred stock		10,000,000	10,000,000
Shares issued			50,000		1,905,853
Common stock issued
Public warrants expire period		5 years	5 years
Warrants, description		●in whole and not in part; ● at a price of $0.01 per warrant; ● upon not less than 30 days’ prior written notice of redemption given after the warrants become exercisable; and ● if, and only if, the reported last sale price of the Company’s Class A Common Stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period commencing once the warrants become exercisable and ending three business days before the Company sends the notice of redemption to the warrant holders.	Once the warrants become exercisable, the Company may redeem the Public Warrants: ● in whole and not in part; ● at a price of $0.01 per warrant; ● upon not less than 30 days’ prior written notice of redemption given after the warrants become exercisable; and ● if, and only if, the reported last sale price of the Company’s Class A Common Stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period commencing once the warrants become exercisable and ending three business days before the Company sends the notice of redemption to the warrant holders.
Received of warrants shares	4.83
Warrants of aggregate shares		1,647,201
Dividend cash (in Dollars)		$ 2,466
Warrants outstanding (in Dollars)		$ 258,652
Stock issued (in Dollars)				$ 1,000
Percentage of discount convertible debentures		10.00%
Investor price per share (in Dollars per share)		$ 0.67
Subscription amount (in Dollars)		$ 1
Release and recognize expense (in Dollars)		$ 2,181
Common Stock outstanding
Shares of preferred stock
Purchase of shares		0	2,140,761
Agreed to shares			300,000
Initial public offering [Member]
Stockholders’ (Deficit) Equity (Details) [Line Items]
Common stock issued		10,062,500	10,062,500
Private Placement Warrants [Member]
Stockholders’ (Deficit) Equity (Details) [Line Items]
Shares of common stock warrants		316,250	316,250
Preferred Stock [Member]
Stockholders’ (Deficit) Equity (Details) [Line Items]
Shares issued		10,000,000
Shares of preferred stock			10,000,000
Assumed Warrants [Member]
Stockholders’ (Deficit) Equity (Details) [Line Items]
Common stock per share (in Dollars per share)		$ 6.21	$ 6.21
Class A Common Stock [Member]
Stockholders’ (Deficit) Equity (Details) [Line Items]
Per share (in Dollars per share)		$ 11.5	$ 11.5
Shares of common stock		500,000,000	500,000,000
Shares issued		7,035,000
Common stock issued		1	1
Warrants of aggregate shares		7,955,948
Stock issued (in Dollars)		$ 4,321,875
Investor shares			40,000
Issuance shares			190,476
Purchase of shares			1,905,853
Class A Common Stock [Member] | Assumed Warrants [Member]
Stockholders’ (Deficit) Equity (Details) [Line Items]
Common stock issued		1	1
Class B Common Stock [Member]
Stockholders’ (Deficit) Equity (Details) [Line Items]
Common stock issued		1,905,853	632,500